EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
Earnings per share

Basic:

12/31/2018
Numerator	Ordinary	Preferential A	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	9,502,398	1,413	2,552,334	12,056,145
Losses attributable to each class of shares - Discontinued Operation	950,727	141	255,364	1,206,233
Earnings for the year	10,453,125	1,554	2,807,699	13,262,378

Denominator	Common	Preferential A	Preferential B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share of continuous operation (R$)	8.74	9.62	9.62
Basic earnings per share of discontinued operation (R$)	0.87	0.96	0.96

Net basic earnings per share	9.62	10.58	10.58

12/31/2017 (Reclassified)

Numerator	Ordinary	Preferential A	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	1,124,922	152	274,684	1,399,758
Losses attributable to each class of shares - Discontinued Operation	(2,542,411)	(344)	(620,808)	(3,163,563)
Losses for the year	(1,417,490)	(192)	(346,124)	(1,763,805)

Denominator	Common	Preferential A	Preferential B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share of continuous operation (R$)	1.03	1.03	1.03
Basic earnings per share of discontinued operation (R$)	(2.34)	(2.34)	(2.34)

Net basic earnings per share	(1.30)	(1.30)	(1.30)

12/31/2016 (Reclassified)

Numerator	Ordinary	Preferential A	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	7,949,294	1,182	2,135,172	10,085,647
Losses attributable to each class of shares - Discontinued Operation	(5,249,073)	(780)	(1,409,895)	(6,659,748)
Losses for the year	2,700,221	401	725,277	3,425,899

Denominator	Common	Preferential A	Preferential B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share of continuous operation (R$)	7.31	8.04	8.04
Basic earnings per share of discontinued operation (R$)	(4.83)	(5.31)	(5.31)

Net basic earnings per share	2.48	2.73	2.73

Diluted:

12/31/2018

			Preferential B
Numerator	Ordinary	Preferential A	Converted	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	9,382,592	1,395	152,004	2,520,154	12,056,145
Losses attributable to each class of shares - Discontinued Operation	938,741	140	15,208	252,145	1,206,233
Earnings for the year	10,321,332	1,534	167,212	2,772,299	13,262,378

			Preferential B -
Denominator	Common	Preferential A	Converted	Preferential B
Weighted average number of shares in thousands	1,087,050	147	16,010	265,437
% of shares in relation to total	79.43%	0.01%	1.17%	19.39%

Basic earnings per share of continuous operation (R$)	8.63	9.49	9.49	9.49
Basic earnings per share of discontinued operation (R$)	0.86	0.95	0.95	0.95

Net basic earnings per share	9.49	10.44	10.44	10.44

12/31/2016 (Reclassified)
			Preferential B
Numerator	Ordinary	Preferential A	Converted	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	7,851,730	1,167	123,784	2,108,966	10,085,647
Losses attributable to each class of shares - Discontinued Operation	(5,184,649)	(771)	(81,737)	(1,392,591)	(6,659,748)
Earnings for the year	2,667,081	397	42,047	716,375	3,425,899

			Preferential B -
Denominator	Common	Preferential A	Converted	Preferential B
Weighted average number of shares in thousands	1,087,050	147	15,580	265,437
% of shares in relation to total	79.45%	0.01%	1.14%	19.40%

Basic earnings per share of continuous operation (R$)	7.22	7.95	7.95	7.95
Basic earnings per share of discontinued operation (R$)	(4.77)	(5.25)	(5.25)	(5.25)

Net basic earnings per share	2.45	2.70	2.70	2.70